Balance Sheet components (Tables)	12 Months Ended
Dec. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Summary of prepaid and other current assets
Prepaid and other current assets consist of the following as of December 31, 2021, and 2020 (in millions):

	2021	2020
Contract asset, current	$17.2	$23.8
Prepaid expenses	19.3	14.6
Value added tax (“VAT”) receivable	—	0.9
Other current assets	1.0	2.6

Total prepaid and other current assets	$37.5	$41.9

Schedule of allowance for doubtful accounts
The activity in the allowance for doubtful accounts during the year ended December 31, 2021, and 2020 was as follows (in millions):

	2021	2020
Beginning balance	$1.4	$13.5
Recoveries (Write-offs)	0.1	(6.5)
Reversal of allowance	(1.2)	(5.5)
Impact of foreign currency translation	—	(0.1)

Ending balance	$0.3	$1.4